STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands	Total	Share Capital [Member]		Additional paid-in capital [Member]	Accumulated other comprehensive income [Member]	Retained earnings [Member]	Treasury stock [Member]
Balance at Dec. 31, 2010	$ 28,152	$ 22		$ 23,734	$ 100	$ 5,298	$ (1,002)
Stock based compensation expense	1,200			1,200
Exercise of share options	30		[1]	30
Dividends	(3,885)					(3,885)
Issuance of shares related to acquisition	750		[1]	750
Other Comprehensive income	(100)				(100)
Net income	5,668					5,668
Balance at Dec. 31, 2011	31,815	22		25,714		7,081	(1,002)
Stock based compensation expense	1,085			1,085
Exercise of share options	76	1		75
Issuance of shares related to acquisition	18,200	5		18,195
Other Comprehensive income
Net income	3,534					3,534
Balance at Dec. 31, 2012	54,710	28		45,069		10,615	(1,002)
Stock based compensation expense	1,550			1,550
Exercise of share options		1		(1)
Other Comprehensive income
Net income	310					310
Balance at Dec. 31, 2013	$ 56,570	$ 29		$ 46,618		$ 10,925	$ (1,002)

[1]	(*) Represent amount of less than $1